Share-based payments - Schedule of Principal Assumptions Used in Stock Option Pricing Model (Details)	6 Months Ended
Jun. 30, 2026 year $ / shares
Share-based Payment Arrangements [Abstract]
Fair value per option granted (CAD per share)	$ 3.96
Share price (CAD per share)	36
Exercise price (CAD per share)	$ 36
Expected dividend yield	5.00%
Expected volatility	17.00%
Risk-free interest rate	3.00%
Expected life (years) | year	6